Options and Warrants (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock based compensation expense
Warrants outstanding	235,833,333		235,833,333
Weighted Average Exercise Price	$ 0.02		$ 0.02
2012 Equity Incentive Plan [Member]
Options outstanding	1,800,000		1,800,000	5,800,000	6,300,000